Income taxes - Income tax expenses (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Current income tax (recovery) expense (note 21)	$ (105,256)	$ (875)	$ 106,986
Deferred income tax (recovery) expense (note 21)	(504,365)	944,602	(1,051,018)
Income tax (recovery) expense (note 21)	$ (609,621)	$ 943,727	$ (944,032)